Related Party Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions
20 .	Related Party transactions
As of December 31, 2018 and June 30, 2019, the transactions with and amount due to/from related parties was as follows:
Transaction amount with related parties

	Six months ended June 30,
	2018	2019
Services provided by the Group
Advertising and marketing service provided to related parties (1)	1,183,492	144,462,450
Agent and platform service provided to a related party (2)	5,293,092	—

	Six months ended June 30,
	2018	2019
Services received by the Group
Advertisement costs charged from a related party (3)	—	14,758,169
Advertising service fee charged from related parties (4)	2,783,291	669,123
iCloud server and other service fee charged from a related party (5)	5,502,298	—
Balance amount with related parties

	As of
	December 31, 2018	June 30, 2019
Amount due from related parties (1) & (2)	—	104,097,946
Amount due to related parties (3) & (4)	—	6,841,157
(1)
For the six
m
onths ende
d
June 30, 2018, the Group charged advertising and marketing service of RMB1.2 million to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company after September 2018).

For the six months ended June 30, 2019, a total of RMB144.5
 million of advertising and marketing services was provided to companies under common control of the founder, which includes integrated marketing solution services.
(2)
The Group provided agent and platform services between the advertising customers and a company in which the founder of the Company was a member of key management by facilitating the advertising customers to display their advertisements. The founder was no longer a member of management of that company as of December 31, 201
8
.

(3)
For the six months ended June 30, 2019, the Group entered into a CPM (cost per impression) arrangement with a media platform under the common control of the founder to for the Group’s customers’ advertisement placement. The total service fee charged from related parties amounted to RMB14.8 million for the six months ended June 30, 201
9
.

(4)
For the six months ended June 30, 2018, the Group entered into a cooperation agreement with Series B1 shareholder to promote the Company’s mobile application, and the cooperation agreement requires the Company to prepay a total service fee of RMB31.5 million which will be recognized as expense over 3 years. Total service fee recognized as expense amounted to RMB5.5 million. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5
% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018.

For the six months ended June 30, 2019, the service fee charged from related parties represented the expense charged from a different company under common control of the founder which provided the Group with advertising and marketing service.

(5)
The service fee mainly represented iCloud server and short message service fees charged from Series B1 shareholder through September 2018. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5
% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018.